Cost Of Sales And Operating Expenses - Summary Of Other Operating Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of attribution of expenses by nature to their function [line items]
Total	$ (14,002)	$ (5,475)	$ (5,763)
Other Operating Expense [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Salaries, wages, and other benefits	(6,800)	(3,040)	(3,165)
Share based compensation expenses	(3,639)	(142)	(33)
Professional fees	(1,310)	(684)	(714)
Other operating income and expenses	(2,253)	(1,609)	(1,851)
Total	$ (14,002)	$ (5,475)	$ (5,763)